Label	Element	Value
Lazard Emerging Markets Opportunities ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Lazard Emerging Markets Opportunities ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The following replaces in its entirety the last paragraph of the section entitled “Principal Investment Strategies” in the Portfolio’s summary prospectus, as well as the last paragraph of the section entitled “Summary Section—Lazard Emerging Markets Opportunities ETF—Principal Investment Strategies” and the fourth paragraph of the section entitled “Lazard ETFs Investment Strategies and Investment Risks—Investment Strategies—Lazard Emerging Markets Opportunities ETF” in the Portfolio’s prospectus:

The Portfolio is classified as a “diversified” investment company under the Investment Company Act of 1940, as amended.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock	LAZARD ACTIVE ETF TRUST Lazard Emerging Markets Opportunities ETF Supplement to Current Summary Prospectus and Prospectus Please retain this supplement for future reference.
Lazard Emerging Markets Opportunities ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

All references to “Non-Diversification Risk” are removed from the section entitled “Principal Investment Risks” in the Portfolio’s summary prospectus, as well as the sections entitled “Summary Section—Lazard Emerging Markets Opportunities ETF—Principal Investment Risks” and (only with respect to the Portfolio) “Lazard ETFs Investment Strategies and Investment Risks—Investment Risks” in the Portfolio’s prospectus.